Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the income tax provision computed at the statutory tax rate to the Company’s effective tax rate is as follows:

	2015	2014
U.S. federal statutory rate	34.00%	35.00%
Warrant liability	3.71%	(23.70)%
State & local taxes	5.78%	5.02%
Tax on foreign operations	0.36%	0.20%
State research and development credits	1.47%	0.55%
Other	(3.11)%	(3.10)%
Valuation allowance	(42.21)%	(13.97)%
Effective tax rate	-	-

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets as of December 31, 2015 and 2014 are as follows:

	2015	2014
Deferred tax assets:
Net operating loss carry forwards	$29,092,799	$27,935,165
Research and development credits	1,163,616	1,118,389
Nonqualified stock option compensation expense	374,769	1,913,673
Other temporary book - tax differences	258,445	436,178
Total deferred tax assets	30,889,629	31,403,405
Valuation allowance for deferred tax assets	(30,889,629)	(31,403,405)
Net deferred tax assets	$-	$-